Shareholders' Equity - Schedule of Warrants Activity (Details) - Warrant [Member]	6 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Warrants Activity [Line Items]
Number of warrants, Balance of warrants outstanding | shares
Weighted average exercise price per hare, Balance of warrants outstanding | $ / shares
Weighted average remaining contractual life, Balance of warrants outstanding
Expiration dates, Balance of warrants outstanding
Number of warrants, Balance of warrants outstanding and exercisable | shares	3,350
Weighted average exercise price per hare,Balance of warrants outstanding and exercisable | $ / shares	$ 210
Weighted average remaining contractual life, Balance of warrants outstanding and exercisable	4 years 3 months
Expiration dates, Balance of warrants outstanding and exercisable
Number of warrants, Warrants | shares	3,350
Weighted average exercise price per hare, Warrants | $ / shares	$ 210
Weighted average remaining contractual life, Warrants	5 years
Expiration dates, Warrants	Mar. 31, 2030